UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Source Dividend Opportunity ETF
Schedule of Investments
February 29, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.4%
Communications— 9.5%
Omnicom Group, Inc.	1,554	$107,661
The Interpublic Group of Companies, Inc.	5,481	117,074
Verizon Communications, Inc.	2,373	128,522
		353,257
Consumer Discretionary — 16.5%
Delta Air Lines, Inc.	2,121	97,842
Foot Locker, Inc.	3,122	113,173
General Motors Co.	3,444	105,042
Hanesbrands, Inc.	8,568	113,440
Six Flags Entertainment Corp.	2,716	68,661
Whirlpool Corp.	868	110,982
		609,140
Consumer Staples — 16.2%
General Mills, Inc.	2,380	116,619
Philip Morris International, Inc.	1,456	119,203
The Coca-Cola Co.	2,653	141,909
The JM Smucker Co.	1,211	124,721
The Kraft Heinz Co.	3,941	97,619
		600,071
Energy — 11.0%
Chevron Corp.	1,204	112,382
Exxon Mobil Corp.	2,072	106,584
Marathon Petroleum Corp.	2,065	97,922
Murphy Oil Corp.	4,746	89,462
		406,350
Health Care — 9.9%
AbbVie, Inc.	1,400	119,994
Merck & Co., Inc.	1,582	121,118
Pfizer, Inc.	3,696	123,520
		364,632
Industrials — 11.6%
Caterpillar, Inc.	980	121,755
Cummins, Inc.	693	104,844
Emerson Electric Co.	1,652	105,910
United Parcel Service, Inc. - Class B	1,064	96,281
		428,790
Materials — 8.5%
3M Co.	819	122,227
LyondellBasell Industries NV - Class A	1,330	95,042
Westrock Co.	2,947	97,988
		315,257

Technology — 15.2%
Cisco Systems, Inc.	3,038	121,307
Hewlett Packard Enterprise Co.	7,917	101,258
International Business Machines Corp.	1,071	139,391
NetApp, Inc.	2,002	93,534
Xerox Holdings Corp.	3,367	108,417
		563,907
TOTAL COMMON STOCKS (Cost $4,339,346)		3,641,404

MONEY MARKET FUNDS — 1.1%
First American Treasury Obligations Fund - Class X, 1.49%(a)	39,493	39,493
TOTAL MONEY MARKET FUNDS (Cost $39,493)		39,493

TOTAL INVESTMENTS (Cost $4,378,839) — 99.5%		3,680,897
Other assets and liabilities, net — 0.5%		18,286
NET ASSETS — 100.0%		$3,699,183

(a)	The rate shown is the annualized seven-day yield at period end.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$3,641,404	$-	$-	$3,641,404
Money Market Funds	39,493	-	-	39,493
Total Investments in Securities	$3,680,897	$-	$-	$3,680,897

* See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	4/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	4/23/2020

By (Signature and Title)*	/s/Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	4/23/2020

*	Print the name and title of each signing officer under his or her signature.